COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

11. COMMITMENTS AND CONTINGENCIES

Purchase Commitments

The Group has entered into purchase commitments for power and utilities of rented data center facilities (co-location agreement) with future payments (net of VAT) amounting to $6.8 in 2026, $7.0 in 2027, $7.2 in 2028, and $5.6 in 2029. The Group also has purchase commitments for other goods and services with future payments (net of VAT) amounting to $0.6 in 2026, $1.0 in 2027, $0.4 in 2028, $0.4 in 2029 and $0.1 in 2030.

Legal Proceedings

In the ordinary course of business, the Group is a party to various legal proceedings and subject to claims, certain of which relate to the alleged breach of certain contractual arrangements. The Group intends to vigorously defend any lawsuit and believes that the ultimate outcome of any pending litigation, other legal proceedings or other matters will not have any material adverse effect on the financial condition, results of operations or liquidity of the Group.

The Group records accruals for loss contingencies associated with these legal matters when it is probable that a liability will be incurred, and the amount of the loss can be reasonably estimated. As of December 31, 2025, the Group has determined that the liabilities amounting to $3.3 associated with certain litigation matters are probable and can be reasonably estimated. The Group has accrued for these matters and will continue to monitor each related legal issue and adjust accruals as might be warranted based on new information and further developments in accordance with ASC 450-20-25.

As of December 31, 2025, the Group was subject to various legal and regulatory matters that have arisen in the normal course of business with related claims amounting to $6.2 (4.5 as of December 31, 2024). The Group has not recognized a liability in respect of those claims because management does not believe that the Group has incurred a probable material loss by reason of any of those matters. These amounts do not include amounts related to discontinued operations.

Tax Contingencies

Taxes are subject to review and investigation by a number of authorities authorized by law to impose fines and penalties. Although the Group believes it has provided adequately for all tax liabilities based on its understanding of the applicable tax legislation, the relevant tax authorities may take different positions. As of December 31, 2025, the Group accrued $2.0 ($181.9 as of December 31, 2024) for contingencies related to non-income taxes, as a component of account payable, accrued and other liabilities in the consolidated balance sheets.

In February 2025, the Group filed declarations for dividend withholding tax to the Dutch tax authorities and subsequently paid EUR173.7 ($181.5 at the exchange rate on the date of payment). The amount paid related to the treatment of a portion of the Class A shares received as partial consideration for the Divestment as a repurchase of shares and corresponds to the contingent liability reflected in the Group’s balance sheets as of December 31, 2024 as disclosed in Note 4.

Additionally, the Group has identified possible contingencies related to non-income taxes, which are not accrued. Such contingencies could materialize and require the Group to pay additional amounts of tax. As of December 31, 2025, the Group estimated the contingencies related to non-income taxes, including penalties and interest, at approximately $2.4 ($1.5 as of December 31, 2024).

Environment and Current Economic Situation

In 2025, the Group continued to significantly expand its global operations. The Group’s principal operations are in the Netherlands and the United States, with a growing data center and infrastructure footprint across multiple international regions, including Finland, France, the United Kingdom, Iceland and Israel.

The global macroeconomic environment continues to be characterized by significant uncertainty. The technology and AI infrastructure sectors have been particularly affected by the evolving trade policy landscape in 2025, shifting AI chip export control frameworks, and ongoing trade tensions between major economies. Supply chain constraints affecting the procurement of high-performance GPUs and related semiconductor components remain a key operational challenge, driven by strong global demand for AI infrastructure that continues to outpace available capacity. Regulatory developments impacting the AI and data center sectors have accelerated, including the phased implementation of the European Union’s Artificial Intelligence Act, emerging data center energy efficiency and sustainability reporting requirements under the EU Energy Efficiency Directive, and the EU’s proposed Cloud and AI Development Act. Changes in interest rates, persistent inflationary pressures—exacerbated by tariff-related cost increases instability in the global credit markets, geopolitical conflicts in Europe and the Middle East, data center energy procurement and power grid capacity constraints, and related market uncertainty remain relevant factors. While global demand for AI computing infrastructure has driven substantial investment and growth across the sector, the Group is exposed to the risks of macroeconomic slowdowns, shifts in technology spending patterns, and the potential impacts of further regulatory or trade policy changes. The Group will continue to actively monitor and respond accordingly to the macroeconomic environment.

Following the completion of the Divestment, the Group continues to have no exposure to the risks and uncertainties associated with the operations of the Divested Businesses. As of December 31, 2025, none of the Group’s current subsidiaries are restricted from remitting funds in the form of cash dividends or loans.

Loss recovery

During the quarter ended December 31, 2025, certain equipment with a carrying value of $43.6 was lost in transit. The equipment was fully insured, and the Group has submitted a claim to the insurer and is pursuing recovery under its existing insurance policy. At this stage, the Group cannot make any predictions about the exact timing and likelihood of recovery.